Schedule of Loans Payable (Details) (Parenthetical)								12 Months Ended
		Dec. 18, 2024 USD ($)	Dec. 13, 2024 USD ($)	May 28, 2024 USD ($)	Jul. 01, 2023 USD ($)	Apr. 20, 2023 CAD ($) shares	Mar. 13, 2023 USD ($)	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 TRY (₺) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 TRY (₺) shares	Dec. 31, 2024 CAD ($) shares	Dec. 27, 2024 USD ($)	Dec. 27, 2024 CAD ($)	Dec. 18, 2024 TRY (₺)	May 28, 2024 CAD ($)	Dec. 31, 2023 CAD ($) shares	Nov. 23, 2023 USD ($)	Nov. 23, 2023 CAD ($)	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CAD ($)	Jul. 20, 2023 USD ($)	Jul. 20, 2023 CAD ($)	Mar. 13, 2023 TRY (₺)
IfrsStatementLineItems [Line Items]
Interest rate						12.00%		5.00%									5.00%	5.00%
Loan, maturity date						April 30, 2025
Borrowings								$ 5,361,978			$ 3,464,450
Weighted average shares | shares								142,318,767	142,318,767	142,318,767	81,084,843	81,084,843		62,491,482
Gain loss on extinguishment of loan payable								$ (3,781,509)			$ (9,932,252)		$ 1,272,450
Interest receivable								$ 24,519			$ 44,262
Common stock, shares | shares								4,906,847			80,000						4,906,847	4,906,847					80,000
Exercise price of warrant								11,650,000	11,650,000	11,650,000				1,442,000	0.22	0.30
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares						300,000
Exercise price of warrant						2.50
Unsecured loan one [member]
IfrsStatementLineItems [Line Items]
Interest rate							37.67%	37.70%									37.70%	37.70%												37.67%
Principal amount							$ 105,386																							₺ 2,000,000
Loan, maturity date							March 12, 2024
Principal payments								$ 17,856			$ 61,627
Interest payments								1,166			18,676
Borrowings	[1]										19,461
Unsecured loan two [member]
IfrsStatementLineItems [Line Items]
Interest rate								6.00%									6.00%	6.00%
Borrowings	[2],[3]							$ 36,512			614,899
Unsecured loan three [member]
IfrsStatementLineItems [Line Items]
Interest rate								1.00%									1.00%	1.00%										6.00%	6.00%
Principal amount								$ 157,016			37,717							$ 218,509					$ 50,000
Interest payments								9,543		$ 13,072	5,867	$ 7,917
Borrowings	[4]							$ 3,141,750			2,822,250
Debt instruments issued																												$ 228,023	$ 300,000
Unsecured loan four [member]
IfrsStatementLineItems [Line Items]
Interest rate								8.25%									8.25%	8.25%								6.00%	6.00%
Principal amount								$ 397,948										$ 546,000
Interest payments											7,954	$ 10,734
Borrowings	[5],[6]										7,840
Debt instruments issued																										$ 402,115	$ 546,000
Weighted average shares | shares								2,730,000	2,730,000	2,730,000
Share price | $ / shares								$ 0.20
Gain loss on extinguishment of loan payable								$ 81,417		$ 109,200
Unsecured loan five [member]
IfrsStatementLineItems [Line Items]
Interest rate								52.00%									52.00%	52.00%
Principal amount								$ 7,840			1,141							$ 10,386					$ 1,614
Borrowings	[7]							$ 1,034,484
Debt instruments issued																								$ 8,766	$ 12,000
Unsecured loan six [member]
IfrsStatementLineItems [Line Items]
Interest rate								12.00%									12.00%	12.00%
Loan, maturity date				December 31, 2024
Borrowings	[8]							$ 1,009,883
Debt instruments issued				$ 73,352																		$ 100,000
Unsecured loan two fund one [member]
IfrsStatementLineItems [Line Items]
Interest rate					1.00%
Loan, maturity date					December 31, 2023
Borrowings					$ 1,065,000
Debt discount					$ 65,000
Loan, maturity date extend					December 31, 2024
Interest payment on loan					$ 40,000
Accrued interest								127,800			23,900
Accretion discount								63,916
Unsecured loan two fund two [member]
IfrsStatementLineItems [Line Items]
Interest rate					1.00%
Loan, maturity date					December 31, 2023
Borrowings					$ 1,597,500
Debt discount					$ 97,500
Loan, maturity date extend					December 31, 2024
Interest payment on loan					$ 60,000
Accrued interest								191,700			35,850
Accretion discount								96,138
Unsecured loan seven [member]
IfrsStatementLineItems [Line Items]
Interest rate			8.25%
Principal amount			$ 1,120,000
Loan, maturity date			November 13, 2025
Principal payments								89,857
Interest payments								7,700
Borrowings	[9]							139,349
Interest receivable								4,341
Unsecured loan eight [Member]
IfrsStatementLineItems [Line Items]
Interest rate		52.00%																			52.00%
Principal amount		$ 1,070,617																			₺ 37,500,000
Loan, maturity date		November 18, 2025
Principal payments								68,349	₺ 2,418,003
Interest payments								45,933	₺ 1,625,000
Interest receivable								18,230									₺ 644,942
Unsecured loan nine [member]
IfrsStatementLineItems [Line Items]
Interest rate																			12.00%	12.00%
Debt instruments issued																			$ 138,782	$ 200,000
Interest receivable								$ 183										$ 263

[1]	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$105,386). The loan matured on March 12, 2024, and accrued interest at 37.67% per annum. Principal and accrued interest were paid monthly. During the year ended December 31, 2024, the Company made $17,856 (2023 - $61,627) in principal payments and $1,166 (2023 - $18,676) in interest payments.
[2]	On July 20, 2023, the Company entered into a promissory note with 1324025 BC Ltd for CAD$300,000 (USD$228,023). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. During the year ended December 31, 2023, CAD$50,000 (USD$37,717) of the principal balance was repaid and CAD$7,917 (USD$5,867) in interest was accrued. During the year ended December 31, 2024, CAD$218,509 (USD$157,016) of the principal balance was repaid and CAD$13,072 (USD$9,543) in interest was accrued.
[3]	On September 1, 2023, the Company entered into a promissory note with 2476393 Alberta Ltd for CAD$546,000 (USD$402,115). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. As at December 31, 2023, no repayments had been made. During the year ended December 31, 2023, CAD$10,734 (USD$7,954) in interest was accrued. During the year ended December 31, 2024, the Company entered into a debt settlement agreement to settle the CAD$546,000 (USD$397,948) principal amount. The Company issued 2,730,000 shares at a deemed price of $0.20 per share resulting in a CAD$109,200 (USD$81,417) loss on extinguishment of loan payable.
[4]	On July 1, 2023, the Company entered into agreements with TR1 Master Fund to borrow $1,065,000 and $1,597,500. The loans were issued with a $65,000 and $97,500 discount, respectively, and bear an interest rate of 1% per month. The maturity date was December 31, 2023, and the Company is claiming that the principal of TR1 Master Fund agreed to extend the loans to December 31, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payments on the loans are $40,000 and $60,000, respectively. The minimum interest payments have been recorded on the consolidated statements of income (loss) and comprehensive income (loss) as finance costs. Accrued interest in excess of the minimum interest payments of $23,900 and $35,850, respectively were recorded during the year ended December 31, 2023. Accretion of the discount recognized on the loans during the period were $63,916 and $96,138, respectively. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. Accrued interest in excess of the minimum interest payments of $127,800 and $191,700, respectively were recorded during the year ended December 31, 2024. The Company is currently in discussions with the lender and has not made any repayments as at the date of these consolidated financial statements.
[5]	On May 28, 2024, the Company received CAD$100,000 (USD$73,352) from an officer of a subsidiary of the Company, which was repaid in full as of December 31, 2024.
[6]	On November 23, 2023, the Company entered into a short-term non-interest-bearing promissory note with 1647020 Alberta Ltd. for CAD$12,000 (USD$8,766). During the year ended December 31, 2024, CAD10,386 (USD$7,840) (2023 - CAD$1,614 (USD $1,141)) of the principal had been applied against amounts owed by the note holder.
[7]	On December 13, 2024, Park Place Turkey Limited entered into a loan with Garanti Bank in the amount of $1,120,000. The loan matures on November 13, 2025, and bears interest at 8.25% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2024, the Company made $89,857 in principal payments and $7,700 in interest payments. As at December 31, 2024, accrued interest of $4,341 was recorded.
[8]	On December 18, 2024, Park Place Turkey Limited entered into a loan with Garanti Bank in the amount of ₺37,500,000 (or approximately USD$1,070,617). The loan matures on November 18, 2025, and bears interest at 52% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2024, the Company made ₺2,418,003 (USD$68,349) in principal payments and ₺1,625,000 (USD$45,933) in interest payments. As at December 31, 2024, accrued interest of ₺644,942 (USD$18,230) was recorded.
[9]	On December 27, 2024, the Company entered into a loan agreement with an officer of the Company for CAD$200,000 (USD$138,782). The loan bears interest at 12% per annum and is due on demand. As at December 31, 2024, the loan accrued interest of CAD$263 (USD$183).